Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2015
Condensed financial information of the Company [Abstract]
Condensed Balance Sheet
	Year ended December 31
	2014	2015
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	4,392,766	1,295,835
Other deposits and prepayments	1,774,032	2,389,045
Other current assets	233,474	28
Due from subsidiaries	585,756,827	592,565,997
Total current assets	592,157,099	596,250,905

Other assets	-	-
Deferred charges	7,428,245	8,154,290
Investments in subsidiaries	900,701,691	962,901,445

TOTAL ASSETS	1,500,287,035	1,567,306,640

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	130,024,345	222,226,246
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	8,715,979	8,194,395
Payroll and welfare payables	-	-
Other long-term debt due within one year	-	-

Total current liabilities	139,655,902	231,336,219

Other long-term debt	400,000,000	400,000,000

Total liabilities	539,655,902	631,336,219

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-144,879,900 shares for 2015 (2014: 147,019,802 shares)	15,831	15,835
Treasury shares	(20,696,268)	(24,045,440)
Additional paid-in capital	530,670,112	531,233,336
Retained earnings	450,641,458	428,766,690

Total shareholders' equity	960,631,133	935,970,421

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,500,287,035	1,567,306,640

Condensed Statement of Operations
	Year ended December 31
	2013	2014	2015
	US$	US$	US$
Sales tax	-	-	-

General and administrative expenses	(16,494,847)	(8,860,382)	(10,301,067)

Operating loss	(16,494,847)	(8,860,382)	(10,301,067)
Interest expense	(24,635,780)	(58,515,706)	(58,576,635)
Interest income	749,408	1,289,907	3,533
Loss on extinguishment of debt	-	(9,848,931)	-
Equity in profit of subsidiaries, net	166,737,483	124,450,842	135,356,276

Income from operations before income taxes	126,356,264	48,515,730	66,482,107
Income taxes	-	-	-

Net income attributable to common shareholders	126,356,264	48,515,730	66,482,107

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	25,910,940	(3,353,952)	(73,605,171)

Comprehensive income/(loss) attributable to shareholders	152,267,204	45,161,778	(7,123,064)

Condensed Statement of Cash Flows
	Year ended December 31
	2013	2014	2015
	US$	US$	US$
Cash flows from operating activities:
Net income	126,356,264	48,515,730	66,482,107
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(166,737,483)	(124,450,842)	(135,356,276)
Accretion of long-term debt	288,220	-	-
Stock based compensation expense	160,549	1,912,471	3,326,175
Amortization of deferred financing cost	640,565	1,620,695	2,378,767
Loss on extinguishment of debt	-	9,848,931	-
Other deposits and prepayments	(12,690,088)	10,916,056	(615,013)
Other current assets	(278,908)	45,434	233,446
Other assets	98,294	-	-
Other payable and accrued liabilities	8,081,370	(737,739)	(521,582)
Payroll and welfare payables	5,149,011	(5,149,011)	-
Accrued interest	(1,352,000)	-	-

Net cash used in operating activities	(40,284,206)	(57,478,275)	(64,072,376)

Cash flows from financing activities:
Changes in due from a subsidiary	(150,361,777)	(140,334,182)	(6,809,170)
Proceeds from short-term bank loans	45,000,000	130,024,345	207,805,203
Repayments of short-term bank loans	(70,000,000)	(35,000,000)	(115,603,302)
Proceeds from other long-term debts	475,761,009	-	-
Repayment of other long-term debts	(40,000,000)	(75,761,009)	-
Issuance of treasury shares	32,792,232	-	-
Purchase of treasury shares	(5,767,160)	(17,610,787)	(3,349,172)
Dividends to shareholders	(14,724,740)	(15,288,919)	(14,751,704)
Deferred charges	(9,585,309)	-	(3,104,812)
Purchase of shares under RSU plan	-	(7,042,725)	(3,259,998)
Loss on extinguishment of debt	-	(9,848,931)	-
Proceeds from exercise of stock options	5,060,918	1,080,530	48,400

Net cash provided by/(used in) financing activities	268,175,173	(169,781,678)	60,975,445

Net increase/ (decrease) in cash and cash equivalents	227,890,967	(227,259,953)	(3,096,931)
Cash and cash equivalents, at the beginning of the year	3,761,752	231,652,719	4,392,766

Cash and cash equivalents, at end of the period	231,652,719	4,392,766	1,295,835